Property, plant and equipment	12 Months Ended
Jun. 30, 2018
Property, plant and equipment [abstract]
Property, plant and equipment
12.	Property, plant and equipment

	Buildings and improvements	Equipment and facilities	Agricultural vehicles and machinery	Furniture and fixtures	Total in operation	Construction in progress	Sugarcane	Total property, plant and equipment
At June 30, 2017
Opening balance	28	1,858	6,182	495	8,563	4	19,236	27,803
Acquisitions (a)	—	687	2,633	108	3,428	340	33,012	36,780
Disposals	—	(129)	(324)	(3)	(456)	—	—	(456)
Transfers	169	116	—	—	285	(285)	—	—
Depreciation	(5)	(321)	(755)	(95)	(1,176)	—	(8,206)	(9,382)
Accounting balance, net	192	2,211	7,736	505	10,644	59	44,042	54,745

At June 30, 2017
Total cost	921	5,473	20,752	1,254	28,400	59	64,138	92,597
Accumulated depreciation	(729)	(3,262)	(13,016)	(749)	(17,756)	—	(20,096)	(37,852)
Accounting balance, net	192	2,211	7,736	505	10,644	59	44,042	54,745

At June 30, 2018
Opening balance	192	2,211	7,736	505	10,644	59	44,042	54,745
Acquisitions (a)	10	5,458	4,634	318	10,420	52	32,385	42,857
Acquisitions – corporate restructuring	—	215	74	55	344	—	—	344
Disposals	—	(55)	(235)	(6)	(296)	—	(137)	(433)
Depreciation	(5)	(856)	(1,214)	(110)	(2,185)	—	(10,498)	(12,683)
Accounting balance, net	197	6,973	10,995	762	18,927	111	65,792	84,830

At June 30, 2018
Total cost	931	11,091	25,225	1,621	38,868	111	97,907	136,886
Accumulated depreciation	(734)	(4,118)	(14,230)	(859)	(19,941)	—	(32,115)	(52,056)
Accounting balance, net	197	6,973	10,995	762	18,927	111	65,792	84,830

Annual depreciation rates (weighted average) - %	2-20	10	13-20	10			16-27